Provisions recognized under IAS 37 (Detail 2) - USD ($) $ in Millions		Jan. 01, 2019	Jun. 30, 2019		Mar. 31, 2019		Dec. 31, 2018
Disclosure Of Other Provisions [Line Items]
Balance		$ 3,210	$ 2,855		$ 3,030		$ 3,341
Adjustment from adoption of IFRS 16		(131)
Operational risks
Disclosure Of Other Provisions [Line Items]
Balance	[1]	45	43		43		45
Adjustment from adoption of IFRS 16	[1]	0
Litigation, regulatory and similar matters
Disclosure Of Other Provisions [Line Items]
Balance	[2]	2,827	2,509	[3]	2,677	[3]	2,827	[3]
Adjustment from adoption of IFRS 16	[2]	0
Restructuring
Disclosure Of Other Provisions [Line Items]
Balance		112	86	[4]	95		215
Adjustment from adoption of IFRS 16		(103)
Real estate
Disclosure Of Other Provisions [Line Items]
Balance		94	90	[5]	90		122
Adjustment from adoption of IFRS 16		(28)
Employee benefits
Disclosure Of Other Provisions [Line Items]
Balance	[6]	55	55		54		55
Adjustment from adoption of IFRS 16	[6]	0
Other
Disclosure Of Other Provisions [Line Items]
Balance		77	$ 73		$ 72		$ 77
Adjustment from adoption of IFRS 16		$ 0

[1]	Comprises provisions for losses resulting from security risks and transaction processing risks.
[2]	Comprises provisions for losses resulting from legal, liability and compliance risks.
[3]
Provisions, if any, for the matters described in this disclosure are recorded in Global Wealth Management (item 3 and item 4) and Corporate Center (item 2). Provisions, if any, for the matters described in items 1 and 6 of this disclosure are allocated between Global Wealth Management and Personal & Corporate Banking, and provisions, if any, for the matters described in this disclosure in item 5 are allocated between the Investment Bank and Corporate Center.

[4]
Primarily consists of personnel-related restructuring provisions of USD 18 million as of 30 June 2019 (31 March 2019: USD 25 million; 31 December 2018: USD 40 million) and provisions for onerous contracts of USD 63 million as of 30 June 2019 (31 March 2019: USD 64 million; 31 December 2018: USD 170 million).

[5]
Consists of reinstatement costs for leasehold improvements of USD 82 million as of 30 June 2019 (31 March 2019: USD 81 million; 31 December 2018: USD 83 million) and provisions for onerous contracts of USD 9 million as of 30 June 2019 (31 March 2019: USD 9 million; 31 December 2018: USD 40 million).

[6]	Includes provisions for sabbatical and anniversary awards.